Intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 07, 2022	May 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 16,571			$ 186
Vessels | FSO Asia and Africa
Disclosure of detailed information about intangible assets [line items]
Intangible assets		$ 16,600	$ 16,600
TI Asia Ltd and TI Africa Ltd
Disclosure of detailed information about intangible assets [line items]
Percentage of voting equity interests acquired		50.00%